UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/05

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Government Cash Management
Statement of Investments
4/30/2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies - 99.3%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Banks, Consolidated
Systemwide Floating Rate Notes
2/14/2006	2.79 a	100,000,000	99,976,520
3/21/2006	2.79 a	100,000,000	99,991,248
6/1/2006	2.79 a	275,000,000	274,999,956
10/6/2006	2.79 a	125,000,000	124,946,889
Federal Home Loan Banks, Discount Notes
5/2/2005	2.80	500,446,000	500,407,077
5/11/2005	2.74	100,000,000	99,923,889
5/13/2005	2.75	82,000,000	81,925,107
5/16/2005	2.77	525,000,000	524,394,062
5/20/2005	2.86	150,000,000	149,774,375
6/3/2005	2.81	123,000,000	122,684,300
Federal Home Loan Banks, Floating Rate Notes
4/11/2006	2.81 a	250,000,000	249,858,149
Federal Home Loan Mortgage Corporation, Discount Notes
5/18/2005	2.74	237,219,000	236,913,185
Federal National Mortgage Association, Discount Notes
5/18/2005	2.76	12,781,000	12,764,402
6/1/2005	2.82	375,000,000	374,092,604
6/6/2005	2.89	200,000,000	199,426,000
6/15/2005	2.96	879,332,000	876,095,320
6/22/2005	2.99	125,000,000	124,464,653
Federal National Mortgage Association, Floating Rate Notes
1/9/2006	2.82 a	100,000,000	99,968,930
Total U.S. Government Agencies
(cost $4,252,606,666)			4,252,606,666

Repurchase Agreements --.8%

Goldman Sachs & Co.
dated 4/29/2005, due 5/2/2005 in the amount of $37,008,479
(fully collateralized by $24,884,000 U.S. Treasury Bills, due 8/25/2005, and
$13,242,000 U.S. Treasury Notes, 1.625% due 2/28/2006
value $37,740,369)
(cost $37,000,000)	2.75	37,000,000	37,000,000

Total Investments (cost $4,289,606,666)		100.1%	4,289,606,666
Liabilities, Less Cash and Receivables		(.1%)	(5,631,247)
Net Assets		100.0%	4,283,975,419

a Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Government Prime Cash Management
Statement of Investments
4/30/2005 (Unaudited)

	Annualized
	Yield on
	Date of		Principal
U.S. Government Agencies - 80.8%	Purchase (%)		Amount ($)	Value ($)

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes
8/10/2005	2.77	a	50,000,000	50,000,000
2/14/2006	2.79	a	25,000,000	24,994,130
3/21/2006	2.79	a	50,000,000	49,995,624
6/1/2006	2.79	a	50,000,000	50,000,000
10/6/2006	2.79	a	50,000,000	49,978,756
Federal Farm Credit Banks, Discount Notes
5/2/2005	2.66		25,000,000	24,998,153
5/5/2005	2.66		50,000,000	49,985,222
5/16/2005	2.69		25,000,000	24,972,083
Federal Home Loan Banks, Discount Notes
5/2/2005	2.80		141,000,000	140,989,033
5/4/2005	2.70		100,000,000	99,977,583
5/11/2005	2.74		50,000,000	49,961,944
5/18/2005	2.81		228,800,000	228,497,218
6/8/2005	2.86		220,868,000	220,205,887
6/22/2005	2.88		50,000,000	49,793,083
7/6/2005	2.95		50,000,000	49,731,417

Total Investments (cost $1,164,080,133)			100.1%	1,164,080,133
Liabilities, Less Cash and Receivables			(.1%)	(1,127,520)
Net Assets			100.0%	1,162,952,613

a Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940. (EX-99.CERT)

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